Shareholders Equity - USD ($) $ in Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Income, net of tax	Total
Beginning balance, shares at Sep. 30, 2013	9,564,220
Beginning balance, amount at Sep. 30, 2013	$ 956	$ 44,258	$ 147,394	$ 38	$ 192,646
Exercise of stock options, shares	119,550				119,550
Exercise of stock options, amount	$ 12	1,450			$ 1,462
Excess tax benefits from exercises of stock options and vesting of restricted stock		1,047			1,047
Stock option compensation		441			441
Shares granted to Directors, shares	19,500
Shares granted to Directors, amount	$ 2	696			698
Net income			10,019		10,019
Minimum pension liability, net				4	4
Net actuarial loss retiree health, net				(2)	(2)
Ending balance, shares at Sep. 30, 2014	9,703,270
Ending balance, amount at Sep. 30, 2014	$ 970	47,892	157,413	40	$ 206,315
Exercise of stock options, shares	72,300				72,300
Exercise of stock options, amount	$ 7	1,005			$ 1,012
Excess tax benefits from exercises of stock options and vesting of restricted stock		174			174
Stock option compensation		267			267
Shares granted to Directors, shares	16,200
Shares granted to Directors, amount	$ 2	534			536
Spin-off adjustment			(34,188)	(53)	(34,241)
Net income			8,272		8,272
Minimum pension liability, net				7	7
Net actuarial loss retiree health, net					0
Ending balance, shares at Sep. 30, 2015	9,791,770
Ending balance, amount at Sep. 30, 2015	$ 979	49,872	131,497	(6)	$ 182,342
Exercise of stock options, shares	63,730				63,730
Exercise of stock options, amount	$ 7	1,165			$ 1,172
Stock option compensation		166			166
Shares granted to Directors, shares	13,200
Shares granted to Directors, amount	$ 1	411			412
Shares purchased and canceled, shares	(1,421)
Shares purchased and canceled, amount		(8)	(35)		(43)
Net income			12,024		12,024
Minimum pension liability, net				26	26
Net actuarial loss retiree health, net					0
Ending balance, shares at Sep. 30, 2016	9,867,279
Ending balance, amount at Sep. 30, 2016	$ 987	$ 51,606	$ 143,486	$ 20	$ 196,099